Equity (Details) - $ / shares	Apr. 16, 2025	Mar. 31, 2025	Dec. 31, 2024	Oct. 25, 2024	Apr. 16, 2024	Mar. 31, 2024	Dec. 31, 2023	Apr. 16, 2023
Equity [Line Items]
Warrants, exercise price (in Dollars per share)		$ 0.01	$ 0.01
Common stock, par value (in Dollars per share)				$ 0.0001
Subsequent Event [Member] | Preferred Share Purchase Rights
Equity [Line Items]
Warrants, exercise price (in Dollars per share)	$ 26.4
Heliogen, Inc. [Member]
Equity [Line Items]
Number of share purchase right								1
Share purchase right, percentage								12.50%
Certain passive institutional investors, percentage								20.00%
Warrants, exercise price (in Dollars per share)		$ 0.35	$ 0.35			$ 0.35	$ 0.35
Common stock, shares authorized		500,000,000	500,000,000				500,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares issued		6,116,752	6,096,084				5,946,315
Common stock, shares outstanding		6,116,752	6,096,084				5,946,315
Preferred stock, shares authorized		10,000,000	10,000,000				10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares issued			0
Expiration date of rights					1 year
Heliogen, Inc. [Member] | Preferred Share Purchase Rights
Equity [Line Items]
Warrants, exercise price (in Dollars per share)					$ 26.4			$ 122.5
Heliogen, Inc. [Member] | Subsequent Event [Member]
Equity [Line Items]
Number of share purchase right	1
Share purchase right, percentage	12.50%
Certain passive institutional investors, percentage	20.00%